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                                 FLAG INVESTORS
                          Investing With A Difference

                               Cash Reserve Prime
                                     Shares

                                  Annual Report
                                 March 31, 1999

FUND FEATURES
--------------------------------------------------------------------------------

o    Daily Dividends

     The Fund declares dividends daily and distributes them monthly in the form of additional shares.

o    Constant Net Asset Value

     The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception on January 5, 1989. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    Minimum Investment

     The minimum initial investment is $2,000. Subsequent investments may be $100 or more.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

     We are pleased to report on the progress of your Fund for the twelve months ended March 31, 1999.

Market Activity

     The major force that dominated the money markets through the Fund's fiscal year was the global financial crisis that began in Southeast Asia and spread to countries around the world. The widening crisis, in turn, caused the Federal Reserve Board to change monetary policy.

     Domestically, the combination of a strong economy and low inflation allowed the Federal Reserve Board to keep interest rates unchanged at 5.5% through the second calendar quarter of 1998. But during the third quarter, investors began to focus more heavily on the Asian crisis and on the political problems in the Clinton administration. This uncertainty was followed by high volatility in the money markets, as Russia devalued its currency and defaulted on its debt, weak commodity prices dampened economic outlooks in Latin America, and concerns regarding other foreign nations' potential problems surfaced. Investors began scrambling for the greater liquidity and perceived safety of U.S. Treasury securities and a major flight to quality was underway.

     Still in the third calendar quarter, the announcement of a Federal Reserve-orchestrated bailout package for a large hedge fund forced market participants to understand that exposure to the Russian debacle was more widespread than previously anticipated. In turn, corporate credit spreads widened significantly. This led to a further rally in U.S. Treasuries plus significant buying of high quality domestic securities.

     The Federal Reserve effectively battled escalating illiquidity and investors' growing risk aversion with three rapid moves, lowering interest rates a total of three-quarters of a percent from September through November 1998. The market responded favorably to the official easing of monetary policy. Rate spreads between U.S. Treasuries and corporate securities began to narrow, and the flight to quality premium was taken out of the Treasury market. Also fueling positive bond market sentiment was a plunge in oil prices and other commodities to their lowest levels in decades.

     Even with all of these turbulent forces, the money market yield curve remained relatively flat through mid-September, when an inversion at the short end of the curve began. This inverted yield spread attracted investors to the short end of the curve. By the end of the year, the yield curve steepened to a slightly positive position, and the money markets continued to return to normal in the first quarter of 1999.

--------------------------------------------------------------------------------

     The tax-exempt money market yield curve did not experience the temporary inversion, as dealers cheapened inventory to offset usual seasonal corporate selling, thus increasing short-term yields dramatically. The short-term tax-exempt market also experienced a sharp fall in new issue volume, reflecting states' improved liquidity positions as a result of strong increases in personal income and sales tax receipts. Municipal note volume overall declined 25% in 1998 over 1997, and state note issuance declined 49% year over year. This trend continued into the first quarter of 1999. The decline in supply of both notes and variable rate paper coupled with record growth in money market assets resulted in a sharp reduction in short-term tax-exempt yields.

Investment Review

     We continue to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions, and strictly limiting exposure to any particular issue. Evidence of our insistence on these unusually high investment standards can be found in Standard & Poor's (S&P) ratings of the portfolio of which Flag Investors Cash Reserve Prime Shares is a class. The portfolio maintains a "AAAm" rating. This rating is the highest that S&P awards to money market funds. We have always believed that a money fund is not a place to take chances or to speculate for additional yield. At the same time, we are pleased to have generated competitive returns as seen in the table below.

     Our strategy continues to concentrate on investing in high quality issues in which to invest. As of March 31, 1999, the Fund was invested 88.2% in U.S. commercial paper, 7.1% in U.S. certificates of deposit, 2% in repurchase agreements, 1.7% in corporate floating rate securities, and 1% in government agency securities. With certain exceptions for specific supply/demand situations, we maintained a weighted average maturity of 40 to 50 days for most of the annual period. At March 31, 1999, the Fund's weighted average maturity stood at 44 days.

Performance Comparisons

  7-Day Current Yield as of 3/31/99
--------------------------------------------------------------------------------
  Flag Investors Cash Reserve Prime Shares--Class A                        4.27%
 ................................................................................
  First Tier Rated Money Fund Average                                      4.22%
 ................................................................................

Source:  IBC/Donoghue, Inc.  "Money Fund Report," April 2, 1999.

The yields shown represent past performance, which is no guarantee of future results. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Money Fund Averages are average yields of all funds in their respective categories.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

Looking Ahead

     We anticipate that despite softness in some key employment statistics toward the end of the Fund's annual period, the U.S. labor market and the U.S. economy remain strong. Consumer fundamentals remain favorable, consumer spending shows no signs of slowing, and housing activity is still high. Indeed, even the industrial sector, which has been the weak link in the U.S. economic juggernaut, has begun to show signs of life. Further, recent data suggest that underlying inflation pressures remain tame, despite some uptick in energy prices. Given this scenario, we believe the Federal Reserve Board is likely to stay on hold at least into the summer. In turn, the U.S. money markets should remain fairly positive throughout most of 1999. We intend to extend the portfolio's weighted average maturity should attractive yield opportunities present themselves.

     In addition, we will continue to concentrate the Fund in very high quality credits and to maintain our conservative investment strategies and standards for the foreseeable future.

     We continue to believe that the conservative approach we apply to investing on behalf of the Fund's Series will provide comfort, as well as competitive yields, to our shareholders.

     As always, we appreciate your continued support.

Sincerely,

/s/ Darlene M. Rasel
--------------------
Darlene Rasel
Portfolio Manager

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999

                                        Rating(d)
                                       -----------         Par
Prime Series                           S&P Moody's        (000)        Value
--------------------------------------------------------------------------------

Commercial Paper - 88.4%

Automotive Finance - 8.4%

   Ford Motor Credit Corp.
     4.80%        4/9/99                A-1     P-1      $10,000    $  9,989,333
     4.84%        4/15/99               A-1     P-1       40,000      39,924,711
     4.85%        4/23/99               A-1     P-1       20,000      19,940,722
     4.79%        5/14/99               A-1     P-1       35,000      34,799,751
     4.83%        7/15/99               A-1     P-1        6,500       6,408,431
   PACCAR Financial Corp.
     4.84%        4/1/99                A-1+    P-1        6,000       6,000,000
     4.90%        4/16/99               A-1+    P-1        7,700       7,684,279
     4.85%        4/26/99               A-1+    P-1        8,000       7,973,056
     4.79%        5/11/99               A-1+    P-1        5,000       4,973,389
     4.79%        5/12/99               A-1+    P-1       12,000      11,934,537
     4.83%        6/1/99                A-1+    P-1        3,100       3,074,629
     4.83%        6/2/99                A-1+    P-1        3,400       3,371,718
     4.81%        6/22/99               A-1+    P-1        8,000       7,912,351
     4.81%        6/24/99               A-1+    P-1       49,000      48,450,057
   Toyota Motor Credit Corp.
     5.00%        4/8/99                A-1+    P-1       10,000       9,990,278
     4.78%        4/9/99                A-1+    P-1       20,000      19,978,756
     4.80%        5/25/99               A-1+    P-1       45,000      44,676,000
     4.84%        5/25/99               A-1+    P-1       23,218      23,049,437
     4.81%        6/25/99               A-1+    P-1       25,000      24,716,076
     4.81%        6/28/99               A-1+    P-1       20,000      19,764,844
                                                                    ------------
                                                                     354,612,355
                                                                    ------------
Banks - 4.5%
   Bank One Corp
     4.83%        9/17/99               A-1     P-1       30,000      29,319,775
   Suntrust Bank
     4.84%        5/26/99               A-1     P-1       15,000      14,889,083
   Wells Fargo Bank
     4.83%        4/9/99                A-1     P-1       25,000      24,973,167
     4.81%        4/30/99               A-1     P-1       25,000      24,903,132
     4.81%        5/28/99               A-1     P-1       25,000      24,809,604
     4.82%        6/30/99               A-1     P-1       25,000      24,698,750
     4.83%        7/19/99               A-1     P-1       20,000      19,707,517
     4.83%        7/21/99               A-1     P-1       25,000      24,627,688
                                                                    ------------
                                                                     187,928,716
                                                                    ------------
Beverages - Soft Drinks - 3.6%
   Coca-Cola Co.
     4.75%        4/27/99               A-1+    P-1        4,500       4,484,563
     4.75%        4/28/99               A-1+    P-1       40,000      39,857,500
     4.82%        5/17/99               A-1+    P-1       14,875      14,783,387

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                        Rating(d)
                                       -----------         Par
Prime Series                           S&P Moody's        (000)        Value
--------------------------------------------------------------------------------

Commercial Paper (continued)

Beverages - Soft Drinks (continued)
     4.78%        5/21/99               A-1+    P-1      $20,000    $ 19,867,222
     4.81%        5/28/99               A-1+    P-1       50,000      49,619,604
     4.80%        6/23/99               A-1+    P-1       19,791      19,571,980

PepsiCo, Inc.
     4.81%        8/19/99               A-1     P-1        5,000       4,996,830
                                                                    ------------
                                                                     153,181,086
                                                                    ------------
Chemicals, General - 3.6%
   E.I. duPont de Nemours and Co.
     4.79%        4/12/99               A-1+    P-1        8,200       8,187,998
     4.77%        4/29/99               A-1+    P-1       50,000      49,814,373
     4.79%        4/29/99               A-1+    P-1       40,000      39,850,978
     4.80%        5/13/99               A-1+    P-1       15,000      14,916,000
     4.79%        5/14/99               A-1+    P-1       40,000      39,771,144
                                                                    ------------
                                                                     152,540,493
                                                                    ------------
Chemicals, Specialty - 2.2%
   Minnesota Mining & Manufacturing Co.
     4.80%        4/19/99               A-1+    P-1       15,000      14,964,000
     4.80%        5/21/99               A-1+    P-1       25,000      24,833,333
     4.80%        7/19/99               A-1+    P-1       55,000      54,200,667
                                                                    ------------
                                                                      93,998,000
                                                                    ------------
Computer & Office Equipment - 1.2%

Pitney Bowes Credit Corp.
     4.84%        4/5/99                A-1+    P-1       25,000      24,986,556
     4.90%        4/12/99               A-1+    P-1       24,300      24,263,618
                                                                    ------------
                                                                      49,250,174
                                                                    ------------
Electrical and Electronics - 3.7%
   Motorola Credit Corp.
     4.81%        6/10/99               A-1+    P-1       30,000      29,719,417
     4.81%        6/11/99               A-1+    P-1       26,000      25,753,354
   Motorola Inc.
     4.80%        4/16/99               A-1+    P-1       10,000       9,980,000
     4.82%        5/27/99               A-1+    P-1       35,000      34,737,578
     4.83%        5/27/99               A-1+    P-1       22,130      21,963,730
     4.82%        6/4/99                A-1+    P-1       35,000      34,700,089
                                                                    ------------
                                                                     156,854,168
                                                                    ------------
Entertainment - 1.5%

Walt Disney Co.
     4.85%        4/15/99               A-1     P-1       25,000      24,952,847
     4.82%        9/24/99               A-1     P-1       40,000      39,057,422
                                                                    ------------
                                                                      64,010,269
                                                                    ------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 1999

                                        Rating(d)
                                       -----------         Par
Prime Series                           S&P Moody's        (000)        Value
--------------------------------------------------------------------------------

Commercial Paper (continued)

Finance, Consumer - 5.8%
   American General Finance Corp.
     4.83%        6/10/99               A-1     P-1      $25,000    $ 24,765,208
     4.84%        6/11/99               A-1     P-1       25,000      24,761,361
     4.83%        7/26/99               A-1     P-1       35,000      34,455,283
   USAA Capital Corp.
     4.78%        4/7/99                A-1+    P-1       18,810      18,795,015
     4.80%        4/14/99               A-1+    P-1       25,000      24,956,667
     4.85%        4/15/99               A-1+    P-1       10,000       9,981,139
     4.82%        4/16/99               A-1+    P-1       27,000      26,945,775
     4.80%        4/30/99               A-1+    P-1       10,000       9,961,333
     4.80%        5/13/99               A-1+    P-1       15,000      14,916,000
     4.82%        5/13/99               A-1+    P-1       15,000      14,915,650
     4.76%        5/28/99               A-1+    P-1        6,700       6,649,504
     4.83%        6/4/99                A-1+    P-1       12,242      12,136,882
     4.80%        6/25/99               A-1+    P-1       20,000      19,773,333
                                                                    ------------
                                                                     243,013,150
                                                                    ------------
Finance, Leasing - 2.6%
   International Lease Financial Corp.
     4.81%        4/9/99                A-1+    P-1       25,000      24,973,278
     4.83%        4/9/99                A-1+    P-1       20,000      19,978,533
     4.83%        4/13/99               A-1+    P-1       22,000      21,964,580
     4.81%        5/5/99                A-1+    P-1       25,000      24,886,431
     4.83%        6/3/99                A-1+    P-1        8,100       8,031,535
     4.73%        7/20/99               A-1+    P-1        6,000       5,913,283
     4.84%        9/16/99               A-1+    P-1        4,450       4,349,489
                                                                    ------------
                                                                     110,097,129
                                                                    ------------
Finance, Diversified - 6.6%
   Associates Corp. of North America
     4.83%        4/12/99               A-1+    P-1        8,000       7,988,193
     4.85%        4/30/99               A-1+    P-1       15,000      14,941,396
     4.78%        5/14/99               A-1+    P-1       25,000      24,857,324
     4.82%        5/17/99               A-1+    P-1       50,000      49,692,056
   Associates First Capital Corp.
     4.83%        5/24/99               A-1+    P-1       22,000      21,843,562
   General Electric Capital Corp.
     5.02%        4/23/99               A-1+    P-1       15,000      14,953,983
     4.82%        5/5/99                A-1+    P-1       12,000      11,945,373
     4.82%        6/3/99                A-1+    P-1       35,000      34,704,775
     4.83%        6/4/99                A-1+    P-1       20,000      19,828,267
     4.77%        6/18/99               A-1+    P-1       20,000      19,793,300
     4.88%        7/6/99                A-1+    P-1       13,000      12,830,827

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                        Rating(d)
                                       -----------         Par
Prime Series                           S&P Moody's        (000)        Value
--------------------------------------------------------------------------------

Commercial Paper (continued)

Finance, Diversified (continued)
     4.83%        7/28/99               A-1+    P-1      $20,000    $ 19,683,367
     4.83%        8/16/99               A-1+    P-1       15,000      14,724,288
   General Electric Co.
     4.85%        6/3/99                A-1+    P-1       10,000       9,915,125
                                                                    ------------
                                                                     277,701,836
                                                                    ------------
Food - 0.6%
   Campbell Soup Co.
     4.80%        6/14/99               A-1+    P-1       23,790      23,555,272
                                                                    ------------
Household Products - 6.8%
   Johnson & Johnson
     4.85%        4/9/99                A-1+    P-1       30,000      29,967,667
     4.75%        5/10/99               A-1+    P-1       50,000      49,742,708
     4.75%        6/2/99                A-1+    P-1       28,200      27,969,308
     4.78%        7/20/99               A-1+    P-1        6,900       6,799,222
     4.78%        7/21/99               A-1+    P-1       22,500      22,168,388
   Procter & Gamble Co.
     4.75%        5/13/99               A-1+    P-1       34,000      33,811,583
     4.78%        5/13/99               A-1+    P-1       50,000      49,721,167
     4.80%        5/27/99               A-1+    P-1       40,000      39,701,333
     4.82%        5/27/99               A-1+    P-1        5,000       4,962,511
     4.82%        6/18/99               A-1+    P-1       20,000      19,791,133
                                                                    ------------
                                                                     284,635,020
                                                                    ------------
Insurance, Property and Casualty - 1.2%
   A.I. Credit Corp.
     4.80%        4/8/99                A-1+    P-1       50,000      49,953,333
                                                                    ------------
Integrated Oil - 3.5%
   Shell Oil Co.
     4.78%        5/13/99               A-1+    P-1       50,000      49,721,167
     4.79%        5/14/99               A-1+    P-1       50,000      49,713,931
     4.82%        5/14/99               A-1+    P-1       50,000      49,712,139
                                                                    ------------
                                                                     149,147,237
                                                                    ------------
Oil Transportation - 0.9%
   Colonial Pipeline Co.
     4.85%        4/23/99               A-1+    P-1        2,000       1,994,072
     4.84%        5/10/99               A-1+    P-1       15,200      15,120,301
     4.83%        6/21/99               A-1+    P-1        5,000       4,945,663
     4.80%        7/9/99                A-1+    P-1        3,500       3,453,800
     4.83%        7/28/99               A-1+    P-1       12,000      11,810,020
                                                                    ------------
                                                                      37,323,856
                                                                    ------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 1999

                                        Rating(d)
                                       -----------         Par
Prime Series                           S&P Moody's        (000)        Value
--------------------------------------------------------------------------------

Commercial Paper (continued)

Pharmaceuticals - 7.9%
   Abbott Laboratories
     4.82%        4/16/99               A-1+    P-1      $25,550    $ 25,498,687
     4.88%        4/26/99               A-1+    P-1       28,500      28,403,417
   Pfizer Inc.
     4.82%        4/13/99               A-1+    P-1       60,000      59,903,600
     4.85%        4/16/99               A-1+    P-1       50,000      49,898,958
     4.82%        4/30/99               A-1+    P-1       40,000      39,844,689
   Schering - Plough Corp.
     4.75%        4/16/99               A-1+    P-1       22,399      22,354,669
     4.85%        4/20/99               A-1+    P-1        4,800       4,787,713
     4.82%        5/14/99               A-1+    P-1       22,000      21,873,341
     4.83%        5/14/99               A-1+    P-1       23,000      22,867,309
     4.82%        5/28/99               A-1+    P-1       18,000      17,862,630
   Warner - Lambert Co.
     4.79%        5/17/99               A-1+    P-1       30,000      29,816,383
     4.82%        5/18/99               A-1+    P-1       11,150      11,079,836
                                                                    ------------
                                                                     334,191,232
                                                                    ------------
Publishing - 0.4%
   Gannett Co.
     4.90%        4/23/99               A-1+    P-1       14,600      14,556,281
                                                                    ------------
Retail - Food Chains - 1.2%
   McDonald's Corp.
     4.95%        4/1/99                A-1+    P-1       50,000      50,000,000
                                                                    ------------
Structured Finance - 11.2%
   CIESCO, L.P.
     4.85%        4/7/99                A-1+    P-1       15,000      14,987,875
     4.80%        4/9/99                A-1+    P-1       45,000      44,952,000
     4.86%        4/13/99               A-1+    P-1       30,500      30,450,590
     4.85%        5/7/99                A-1+    P-1       15,000      14,927,250
     4.78%        5/11/99               A-1+    P-1       20,000      19,893,778
     4.85%        5/14/99               A-1+    P-1       17,945      17,841,044
     4.83%        6/8/99                A-1+    P-1       15,000      14,863,150
   Corporate Receivables Corp.
     4.83%        4/7/99                A-1+    P-1       40,000      39,967,800
     4.83%        4/14/99               A-1+    P-1       10,000       9,982,558
     4.82%        4/23/99               A-1+    P-1       15,000      14,955,817
     4.83%        5/21/99               A-1+    P-1       30,000      29,798,750
     4.84%        5/21/99               A-1+    P-1       35,000      34,764,722
     4.87%        6/4/99                A-1+    P-1       28,000      27,757,582

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                        Rating(d)
                                       -----------         Par
Prime Series                           S&P Moody's        (000)        Value
--------------------------------------------------------------------------------

Commercial Paper (concluded)

Structured Finance (continued)
   Corporate Asset Funding Co., Inc.
     4.81%        4/22/99               A-1+    P-1      $20,000  $   19,943,883
     4.88%        5/6/99                A-1+    P-1       40,000      39,810,222
     4.87%        5/11/99               A-1+    P-1       12,000      11,935,067
     4.84%        5/12/99               A-1+    P-1       45,000      44,751,950
     4.86%        5/25/99               A-1+    P-1       25,000      24,817,750
     4.84%        6/3/99                A-1+    P-1       15,000      14,872,950
                                                                  --------------
                                                                     471,274,738
                                                                  --------------
Telephone - 11.0%
   Ameritech Capital Funding Corp.
     4.85%        4/22/99               A-1+    P-1       52,755      52,605,747
   AT&T Corp.
     4.84%        4/14/99               A-1+    P-1       20,000      19,965,044
     4.83%        5/20/99               A-1+    P-1       30,000      29,802,775
     4.81%        6/8/99                A-1+    P-1       40,000      39,636,578
   Bell Atlantic Network Funding Corp.
     4.76%        4/5/99                A-1+    P-1       20,000      19,989,422
     4.80%        4/6/99                A-1+    P-1       17,000      16,988,667
   Bell South Capital Funding Corp.
     4.78%        4/13/99               A-1+    P-1        8,000       7,987,253
     4.80%        4/14/99               A-1+    P-1       50,000      49,913,333
     4.80%        4/23/99               A-1+    P-1       29,000      28,914,933
     4.84%        4/23/99               A-1+    P-1       30,000      29,911,267
   Bell South Telecommunications, Inc.
     4.80%        4/9/99                A-1+    P-1       10,000       9,989,333
     4.85%        4/14/99               A-1+    P-1       20,000      19,964,972
   SBC Communications Inc.
     5.00%        4/1/99                A-1+    P-1       75,000      75,000,000
     4.81%        5/6/99                A-1+    P-1       40,000      39,812,944
     4.81%        5/7/99                A-1+    P-1       25,000      24,879,750
                                                                  --------------
                                                                     465,362,018
                                                                  --------------
   Total Commercial Paper
     (Cost $3,723,186,363)                                         3,723,186,363
                                                                  --------------

 Floating Rate - Notes - 1.5%

   Associates Corp. of North America
     4.89%        3/20/00               A-1+    P-1       40,000      39,973,208
   Federal Home Loan Mortgage Corp.
     4.77%        11/9/99               A-1+    P-1       25,000      24,989,569
                                                                  --------------
 Total Floating Rate - Note
     (Cost $64,962,777)                                               64,962,777
                                                                  --------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                               March 31, 1999

                                        Rating(d)
                                       -----------         Par
Prime Series                           S&P Moody's        (000)        Value
--------------------------------------------------------------------------------

Medium-Term Note - 0.1%
   Pitney Bowes, Inc.
     6.54%        7/15/99               A-1+    P-1      $ 5,000   $   5,023,414
                                                                   -------------
Total Medium-Term Note
   (Cost $5,023,414)                                                   5,023,414
                                                                   -------------
Federal Home Loan Bank - 0.2%
   FHLB
     5.53%        7/27/99               A-1+    P-1       10,425      10,423,310
                                                                   -------------
Total Federal Home Loan Bank
   (Cost $10,423,310)                                                 10,423,310
                                                                   -------------
Federal Home Loan Mortgage - 0.4%
   FHLM
     4.7%         4/30/99               AAA     --        15,000      14,943,209
                                                                   -------------
Total Federal Home Loan
   (Cost $14,943,209)                                                 14,943,209
                                                                   -------------
Federal National Mortgage Association - 0.5%
   FNMA
     4.92%        6/18/99               --      P-1       20,000      19,786,800
                                                                   -------------
Total Federal National Mortgage Association
   (Cost $19,786,800)                                                 19,786,800
                                                                   -------------
Certificates of Deposit - 7.0%
   First Chicago NBD Corporation
     4.83%        4/20/99               A-1+    P-1       10,000      10,000,000
     4.85%        5/24/99               A-1+    P-1       50,000      50,000,000
     4.90%        6/7/99                A-1+    P-1       40,000      40,000,000
     4.88%        6/30/99               A-1+    P-1       25,000      25,000,000
   NationsBank Corporation
     5.02%        5/3/99                A-1+    P-1       25,000      25,000,000
     5.00%        5/10/99               A-1+    P-1       35,000      35,000,000
     4.92%        7/6/99                A-1+    P-1       10,000      10,000,000
   Wachovia Bank
     4.86%        4/22/99               A-1+    P-1       50,000      50,000,289
     4.85%        5/20/99               A-1+    P-1       50,000      50,000,000
                                                                   -------------
Certificates of Deposit
   (Cost $295,000,289)                                               295,000,289
                                                                   -------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                        Rating(d)
                                       -----------       Par
Prime Series                           S&P Moody's      (000)         Value
--------------------------------------------------------------------------------

Repurchase Agreement - 2.0%(b)

   Goldman Sachs & Co.
     4.90%   4/1/99(e)                  --       --    $85,721   $   85,721,970
                                                                 --------------

Total Repurchase Agreements
   (Cost $85,721,970)                                                85,721,970
                                                                 --------------
Total Investments--100.0%
   (Cost $4,219,048,132)(c)                                      $4,219,048,132
Liabilities in Excess of Other Assets, Net--0.0%                     (5,281,780)
                                                                 --------------
Net Assets--100.0%                                               $4,213,766,352
                                                                 --------------
Net Asset Value, Offering and Redemption Price Per:
   Prime Share
     ($3,727,990,170 divided by 3,727,906,079 shares outstanding)         $1.00
                                                                          =====
   Flag Investors Class A Share
     ($13,028,272 divided by 13,027,769 shares outstanding)               $1.00
                                                                          =====
   Flag Investors Class B Share
     ($2,355,863 divided by 2,355,780 shares outstanding)                 $1.00
                                                                          =====
   Institutional Prime Share
     ($388,447,492 divided by 388,440,636 shares outstanding)             $1.00
                                                                          =====
   Quality Cash Reserve Prime Share
     ($81,944,555 divided by 81,938,027 shares outstanding)               $1.00
                                                                          =====
----------
(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.
(b) Collateral on repurchase agreements is taken into possession by the agent of the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being at least 102 percent of the resale price of the repurchase agreement at time of purchase.
(c)  Aggregate cost for financial reporting and federal tax purposes.
(d)  The credit ratings are not covered by the report of independent auditors.
(e) Dated 3/31/99 principal and interest in the amount of 85,733,638, due 04/01/99 (Collateralized by U.S. Treasury Note, par value of $48,920,000, coupon rate of 6.375, due 03/31/01, value of $50,185,071; U.S. Treasury Bond, par value of $1,789,000, coupon rate of 10.75%, due 08/15/05, value of $2,326,083; U.S. Treasury Bill, par value of $34,930,000, coupon rate of 4.51%, due 04/01/99, value of $34,925,564).

MOODY'S RATINGS:
     Aaa  Bonds that are judged to be of the best quality.
     P-1  Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
     AAA  Obligations that are of the highest quality.
     A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Operations
                                                                     For the
                                                                    Year Ended
Prime Series                                                        March 31,
--------------------------------------------------------------------------------
                                                                       1999
Investment Income:
   Interest income                                                 $202,392,068
                                                                   ------------

Expenses:
   Investment advisory fees                                           9,800,088
   Distribution fees                                                  9,527,563
   Transfer agent fees                                                2,213,530
   Registration fees                                                    557,046
   Custodian fees                                                       476,010
   Shareholder service fees                                             442,438
   Professional fees                                                    177,169
   Accounting fees                                                      167,901
   Directors' fees                                                       86,534
   Miscellaneous                                                        368,231
                                                                   ------------
          Total expenses                                             23,816,510
          Less: Fees waived                                            (114,329)
                                                                   ------------
          Net expenses                                               23,702,181
                                                                   ------------
Net investment income                                               178,689,887
Net realized gain from security transactions                             88,481
                                                                   ------------
Net increase in net assets resulting from operations               $178,778,368
                                                                   ============

                        See Notes to Financial Statements

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statements of Changes in Net Assets


Prime Series                                           For the Years Ended March 31,
--------------------------------------------------------------------------------------
                                                          1999               1998
Increase in Net Assets:
Operations:
   Net investment income                            $  178,689,887      $  162,086,913
   Net realized gain from security transactions             88,481                  --
                                                    --------------      --------------
   Net increase in net assets resulting
     from operations                                   178,778,368         162,086,913
                                                    --------------      --------------
Distributions to shareholders from:
   Net investment income:
     BT Alex. Brown Cash Reserve
       Prime Shares                                   (151,410,202)       (138,011,807)
     BT Alex. Brown Cash Reserve Prime
       Institutional Shares                            (16,058,016)        (13,656,968)
     Flag Investors Cash Reserve Prime Shares -
       Class A                                            (435,677)           (341,197)
     Flag Investors Cash Reserve Prime Shares -
       Class B                                             (72,373)            (12,545)
     Quality Cash Reserve Prime Shares                 (10,713,744)        (10,064,396)
                                                    --------------      --------------
     Total distributions                              (178,690,012)       (162,086,913)
                                                    --------------      --------------
Capital share transactions, net                        496,268,896         849,945,486
                                                    --------------      --------------
   Total increase in net assets                        496,357,252         849,945,486
Net Assets:
   Beginning of period                               3,717,409,100       2,867,463,614
                                                    --------------      --------------
   End of period                                    $4,213,766,352      $3,717,409,100
                                                    ==============      ==============

                       See Notes to Financial Statements.


FLAG INVESTORS CASH RESERVE PRIME SHARES
----------------------------------------------------------------------
Financial Highlights -- Prime Shares
(For shares outstanding throughout each period)
                                                          For the
                                                         Year Ended
                                                          March 31,
---------------------------------------------------------------------
                                                            1999
Per Share Operating Performance:
   Net asset value at beginning of period              $         1.00
                                                       --------------
Income from Investment Operations:
   Net investment income                                       0.0473
Less Distributions:
   Dividends from net investment income                       (0.0473)
                                                       --------------
   Net asset value at end of period                            $ 1.00
                                                       ==============
Total Return:
   Based on net asset value per share                            4.84%
Ratios to Average Daily Net Assets:
   Expenses                                                      0.63%
   Net investment income                                         4.71%
Supplemental Data:
   Net assets at end of period                         $3,727,990,170
   Number of shares outstanding at end of period        3,727,906,079


FLAG INVESTORS CASH RESERVE PRIME SHARES
---------------------------------------------------------------------------------------------------------------------------
Financial Highlights -- Prime Shares
(For shares outstanding throughout each period)


                                                                            For the Years Ended March 31,
------------------------------------------------------------------------------------------------------------------------------
                                                           1998               1997               1996                1995
Per Share Operating Performance:
   Net asset value at beginning of period             $         1.00     $         1.00     $         1.00     $          1.00
                                                      --------------     --------------     --------------     ---------------
Income from Investment Operations:
   Net investment income                                      0.0494             0.0478             0.0524              0.0442
Less Distributions:
   Dividends from net investment income                      (0.0494)           (0.0478)           (0.0524)            (0.0442)
                                                      --------------     --------------     --------------     ---------------
   Net asset value at end of period                           $ 1.00     $         1.00     $         1.00     $          1.00
                                                      ==============     ==============     ==============     ===============
Total Return:
   Based on net asset value per share                           5.05%              4.88%              5.36%              4.51%
Ratios to Average Daily Net Assets:
   Expenses                                                     0.67%              0.63%              0.60%              0.61%
   Net investment income                                        4.94%              4.78%              5.21%              4.46%
Supplemental Data:
   Net assets at end of period                        $3,164,537,551     $2,545,532,365     $2,386,681,216     $1,472,079,739
   Number of shares outstanding at end of period       3,164,529,071      2,545,523,885      2,386,684,392      1,472,077,488

                       See Notes to Financial Statements.


FLAG INVESTORS CASH RESERVE PRIME SHARES
----------------------------------------------------------------------
Financial Highlights -- Flag Investors Class A Shares
(For shares outstanding throughout each period)
                                                            For the
                                                           Year Ended
                                                            March 31,
                                                              1999
---------------------------------------------------------------------
                                                              1999
Per Share Operating Performance:
   Net asset value at beginning of period                 $      1.00
                                                          -----------
Income from Investment Operations:
   Net investment income                                       0.0474
Less Distributions:
   Dividends from net investment income                       (0.0474)
                                                          -----------
   Net asset value at end of period                       $      1.00
                                                          ===========
Total Return:
   Based on net asset value per share                            4.85%
Ratios to Average Daily Net Assets:
   Expenses                                                      0.63%
   Net investment income                                         4.67%
Supplemental Data:
   Net assets at end of period                            $13,028,272
   Number of shares outstanding at end of period           13,027,769


FLAG INVESTORS CASH RESERVE PRIME SHARES
----------------------------------------------------------------------------------------------------------------
Financial Highlights -- Flag Investors Class A Shares
(For shares outstanding throughout each period)



                                                                      For the Years Ended March 31,
----------------------------------------------------------------------------------------------------------------
                                                            1998           1997           1996           1995
Per Share Operating Performance:
   Net asset value at beginning of period                $     1.00     $     1.00     $     1.00     $     1.00
                                                         ----------     ----------     ----------     ----------
Income from Investment Operations:
   Net investment income                                     0.0494         0.0478         0.0524         0.0442
Less Distributions:
   Dividends from net investment income                     (0.0494)       (0.0478)       (0.0524)       (0.0442)
                                                         ----------     ----------     ----------     ----------
   Net asset value at end of period                      $     1.00     $     1.00     $     1.00     $     1.00
                                                         ==========     ==========     ==========     ==========
Total Return:
   Based on net asset value per share                          5.05%          4.88%          5.36%          4.51%
Ratios to Average Daily Net Assets:
   Expenses                                                    0.67%          0.63%          0.60%          0.61%
   Net investment income                                       4.94%          4.78%          5.25%          4.26%
Supplemental Data:
   Net assets at end of period                           $7,736,785     $6,521,574     $5,976,831     $7,726,696
   Number of shares outstanding at end of period          7,736,522      6,521,310      5,976,824      7,726,698

                       See Notes to Financial Statements.


FLAG INVESTORS CASH RESERVE PRIME SHARES
---------------------------------------------------------------------
Financial Highlights -- Flag Investors Class B Shares
(For shares outstanding throughout each period)

                                                           For the
                                                          Year Ended
                                                           March 31,
---------------------------------------------------------------------
                                                             1999
Per Share Operating Performance:
   Net asset value at beginning of period                 $     1.00
                                                          ----------
Income from Investment Operations:
   Net investment income                                      0.0400
Less Distributions:
   Dividends from net investment income                      (0.0400)
                                                          ----------
   Net asset value at end of period                       $     1.00
                                                          ==========

Total Return:
   Based on net asset value per share                           4.07%
Ratios to Average Net Assets:
   Expenses                                                     1.37%
   Net investment income                                        3.92%
Supplemental Data:
   Net assets at end of period                            $2,355,863
   Number of shares outstanding at end of period           2,355,780

----------
(1) Commencement of operations
(2) Annualized


FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------------------------------------
Financial Highlights -- Flag Investors Class B Shares
(For shares outstanding throughout each period)

                                                                                              For the Period
                                                                    For the Years            April 3, 1995(1)
                                                                   Ended March 31,           through March 31,
--------------------------------------------------------------------------------------------------------------
                                                               1998              1997              1996
Per Share Operating Performance:
   Net asset value at beginning of period                    $   1.00          $   1.00          $   1.00
                                                             --------          --------          --------
Income from Investment Operations:
   Net investment income                                       0.0418            0.0414            0.0361
Less Distributions:
   Dividends from net investment income                       (0.0418)          (0.0414)          (0.0361)
                                                             --------          --------          --------
   Net asset value at end of period                          $   1.00          $   1.00          $   1.00
                                                             ========          ========          ========

Total Return:
   Based on net asset value per share                            4.27%             4.22%             3.69%
Ratios to Average Net Assets:
   Expenses                                                      1.42%             1.38%             1.38%(2)
   Net investment income                                         4.18%             4.14%             4.30%(2)
Supplemental Data:
   Net assets at end of period                               $184,382          $227,098          $ 10,200
   Number of shares outstanding at end of period              184,382           227,098            10,200

                       See Notes to Financial Statements.


FLAG INVESTORS CASH RESERVE PRIME SHARES
----------------------------------------------------------------------
Financial Highlights -- Prime Institutional Shares
(For shares outstanding throughout each period)

                                                           For the
                                                          Year Ended
                                                           March 31,
----------------------------------------------------------------------
                                                             1999
Per Share Operating Performance:
   Net asset value at beginning of period                $       1.00
                                                         ------------
Income from Investment Operations:
   Net investment income                                       0.0499
Less Distributions:
   Dividends from net investment income                       (0.0499)
                                                         ------------
   Net asset value at end of period                      $       1.00
                                                         ============
Total Return:
   Based on net asset value per share                            5.11%
Ratios to Average Daily Net Assets:
   Expenses                                                      0.36%
   Net investment income                                         4.98%

Supplemental Data:
   Net assets at end of period                           $388,447,492
   Number of shares outstanding at end of period          388,440,636


FLAG INVESTORS CASH RESERVE PRIME SHARES
----------------------------------------------------------------------------------------------------------------------
Financial Highlights -- Prime Institutional Shares
(For shares outstanding throughout each period)



                                                                         For the Years Ended March 31,
----------------------------------------------------------------------------------------------------------------------
                                                             1998             1997            1996            1995
Per Share Operating Performance:
   Net asset value at beginning of period                $       1.00     $       1.00     $      1.00     $      1.00
                                                         ------------     ------------     -----------     -----------
Income from Investment Operations:
   Net investment income                                       0.0519           0.0503          0.0548          0.0472
Less Distributions:
   Dividends from net investment income                       (0.0519)         (0.0503)        (0.0548)        (0.0472)
                                                         ------------     ------------     -----------     -----------
   Net asset value at end of period                      $       1.00     $       1.00     $      1.00     $      1.00
                                                         ============     ============     ===========     ===========
Total Return:
   Based on net asset value per share                            5.31%            5.15%           5.62%           4.82%
Ratios to Average Daily Net Assets:
   Expenses                                                      0.42%            0.38%           0.35%           0.36%
   Net investment income                                         5.22%            5.04%           5.32%           4.57%

Supplemental Data:
   Net assets at end of period                           $317,971,693     $117,812,047     $53,699,315     $11,904,716
   Number of shares outstanding at end of period          317,971,413      117,811,768      53,699,535      11,904,663

                       See Notes to Financial Statements.


FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------
Financial Highlights -- Quality Cash Reserve Prime Shares
(For shares outstanding throughout each period)

                                                            For the
                                                           Year Ended
                                                            March 31,
--------------------------------------------------------------------------
                                                              1999
Per Share Operating Performance:
   Net asset value at beginning of period                  $      1.00
                                                           -----------
Income from Investment Operations:
   Net investment income                                        0.0444
Less Distributions:
   Dividends from net investment income                        (0.0444)
                                                           -----------
   Net asset value at end of period                        $      1.00
                                                           ===========
Total Return
   Based on net asset value per share                             4.53%
Ratios to Average Daily Net Assets:
   Expenses                                                       0.92%(1)
   Net investment income                                          4.44%(2)
Supplemental Data:
   Net assets at end of period                             $81,944,555
   Number of shares outstanding at end of period            81,938,027

----------
(1) Ratios of expenses to average net assets prior to partial fee waivers was 0.97%, 1.02%, 0.98% and 0.95% for the years ended March 31, 1999, 1998,
     1997 and 1996, respectively.
(2) Ratios of net investment income to average net assets prior to partial fee waivers was 4.39%, 4.60%, 4.43% and 4.86% for the years ended March 31, 1999, 1998, 1997 and 1996, respectively.


FLAG INVESTORS CASH RESERVE PRIME SHARES
----------------------------------------------------------------------------------------------------------------------------------
Financial Highlights -- Quality Cash Reserve Prime Shares
(For shares outstanding throughout each period)



                                                                                For the Years Ended March 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                               1998                1997                1996               1995
Per Share Operating Performance:
   Net asset value at beginning of period                  $       1.00        $       1.00        $       1.00        $      1.00
                                                           ------------        ------------        ------------        -----------
Income from Investment Operations:
   Net investment income                                         0.0465              0.0449              0.0493             0.0402
Less Distributions:
   Dividends from net investment income                         (0.0465)            (0.0449)            (0.0493)           (0.0402)
                                                           ------------        ------------        ------------        -----------
   Net asset value at end of period                        $       1.00        $       1.00        $       1.00        $      1.00
                                                           ============        ============        ============        ===========
Total Return
   Based on net asset value per share                              4.75%               4.59%              5.04%               4.09%
Ratios to Average Daily Net Assets:
   Expenses                                                        0.96%(1)            0.91%(1)            0.90%(1)           0.96%
   Net investment income                                           4.66%(2)            4.50%(2)            4.91%(2)           4.04%
Supplemental Data:
   Net assets at end of period                             $226,978,689        $197,370,530        $156,412,213        $94,592,158
   Number of shares outstanding at end of period            226,978,007         197,369,848         156,412,393         94,591,979

                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements

NOTE 1 -- Significant Accounting Policies

     BT Alex. Brown Cash Reserve Fund, Inc. ("the Fund") commenced operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes: BT Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and BT Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: BT Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and BT Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes: BT Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and BT Alex. Brown Cash Reserve Tax Free Institutional Shares ("Tax Free Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less.The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and, which approximates market value. Using this method, the Fund values a security at its cost. The Fund then assumes a constant amortization to maturity of any discount or premium.

     B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------



NOTE 1 -- concluded

          repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes--The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

               The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations

     D. Security Transactions, Investment Income, Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. Expenses--Operating expenses for each share class are recorded on an accrual basis, and are charged to that classes' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

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--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 2 -- Investment Advisory Fee, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust Corporation, is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion,
 .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. The Tax-Free Series also pays an additional fee that is calculated daily and paid monthly at the annual rate of .03% of its average daily net assets.

     As compensation for its accounting services, the Prime Series, Treasury Series and Tax-Free Series pay ICC an annual fee that is calculated daily and paid monthly from its three series' average daily net assets. The Prime Series paid $167,901, the Treasury Series paid $134,044 and the Tax-Free Series paid $137,933 for accounting services for the year ended March 31, 1999.

     As compensation for its transfer agent services, the three series pay ICC a per account fee that is calculated and paid monthly. The Prime Series paid $2,213,530, the Treasury Series paid $303,231 and the Tax-Free Series paid $127,823 to ICC for transfer agent services for the year ended March 31, 1999.

     As compensation for providing distribution services, the Prime Shares, Flag Investors Class A Shares., Treasury Shares and the Tax-Free Shares pay ICC Distributors, Inc., a member of the Forum Group of Companies, ("ICC Distributors"), which is not related to ICC, an annual fee equal to 0.25% of these classes' average daily net assets. For the year ended March 31, 1999, Distribution fees aggregated $8,036,615, $23,274, $1,964,145 and $2,232,564 for
distribution services for the Prime Shares, Flag Investors Class A Shares, Treasury Shares and Tax-Free Shares, respectively. The Quality Cash Shares and Flag Investors Class B Shares also pay ICC Distributors an annual fee for distribution services.This fee is equal to .60% of the Quality Cash Shares' aggregate average daily net assets or $1,449,220 for the year ended March 31, 1999 and 1.00% (includes .25% shareholder servicing fee) of the Flag Investors Class B Shares' aggregate average daily net assets or $18,454.

     ICC and ICC Distributors may voluntarily waive a portion of their advisory or distribution fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. These voluntary waivers are not contractual and could change. ICC did not waive any advisory fees for the year


26

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FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------



Note 2 -- continued

ended March 31, 1999. ICC Distributors voluntarily waived $114,329 of its distribution fees for the period April 1, 1998 to December 31, 1998. There was no waiver from January 1, 1999 thru March 31, 1999.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended March 31, 1999 was $104,755 for the Prime Series, $32,916 for the Treasury Series and $15,403 for the Tax-Free Series. The accrued liability at March 31, 1999 was $267,276 for the Prime Series, $92,176 for the Treasury Series and $70,975 for the Tax-Free Series.

     On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with ICC thereafter is subject to the approval of Fund shareholders. On March 30, 1999, the Board of Directors approved a new advisory agreement between ICC and the Fund in the event the merger is approved and completed. The new advisory agreement and a new sub-advisory agreement will be subject to shareholder approval. If the transaction is approved and completed, Deutsche Bank AG, as ICC's new parent company, will control its operations as investment advisor. ICC believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

     Effective January 1, 1999 BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") has adopted the Shareholder Service Plan (the "Plan") for the BT Alex. Brown Cash Reserve Shares of the Prime, Treasury and Tax-Free Series of the Fund ("Shares") in order to provide compensation to third parties ("Shareholder Servicing Agents") who provide shareholder services to clients ("Clients") who from time to time beneficially own shares. In consideration of these services provided by any Shareholder Servicing Agent, the Fund will pay the Distributor an annual fee, calculated daily and paid monthly equal to 0.05% of the shares' daily average net assets.

     Effective January 1, 1999 the Advisor is waiving its fee on the Treasury Series by 0.05%. Absent such fee waivers, Management Fees would be 0.25% and Total Fund Operating Expenses should be 0.59% on the retail shares and Management Fees would be 0.25% and Total Fund Operating Expenses should be 0.34%


                                                                              27

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FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

on the institutional shares based on average daily net assets. The waiver is voluntary and may be terminated at any time.

NOTE 3 -- Capital Stock and Share Information

     The Fund is authorized to issue up to 9 billion shares of $.001 par value capital stock (5.4 billion Prime Series, 1.5 billion Treasury Series, 1.75 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:

                                                For the              For the
                                              Year Ended           Year Ended
                                               March 31,            March 31,
                                                1999(1)               1998
                                            ---------------     ---------------
Prime Series:
    Sold:
      Prime Shares                           21,238,313,843      23,206,115,785
      Flag Investors Class A Shares              86,081,920           6,559,775
      Flag Investors Class B Shares               8,010,702             336,592
      Institutional Prime Shares              5,126,320,627       4,625,290,052
      Quality Cash Shares                     1,143,097,219       1,179,123,143
    Issued as reinvestment of dividends:
      Prime Shares                              143,654,045         129,425,606
      Flag Investors Class A Shares                 385,752             326,541
      Flag Investors Class B Shares                  55,849               8,133
      Institutional Prime Shares                 12,241,514           9,131,786
      Quality Cash Shares                        10,243,851           9,723,053
    Redeemed:
      Prime Shares                          (20,818,590,880)    (22,716,536,205)
      Flag Investors Class A Shares             (81,176,425)         (5,671,105)
      Flag Investors Class B Shares              (5,895,153)           (387,440)
      Institutional Prime Shares             (5,068,292,918)     (4,434,262,192)
      Quality Cash Shares                    (1,298,381,050)     (1,159,238,038)
                                            ---------------     ---------------
         Net increase                           496,268,896         849,945,486
                                            ===============     ===============
Treasury Series:
    Sold:
      Treasury Shares                         4,361,406,499       3,641,511,991
      Institutional Treasury Shares             826,662,420         590,751,899
    Issued as reinvestment of dividends:
      Treasury Shares                            32,190,535          30,209,607
      Institutional Treasury Shares               2,757,290           2,007,274
    Redeemed:
      Treasury Shares                        (4,375,328,973)     (3,551,758,854)
      Institutional Treasury Shares            (805,626,922)       (555,189,594)
                                            ---------------     ---------------
         Net increase                            42,060,849         157,532,323
                                            ===============     ===============


28

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FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

NOTE 3 -- concluded

                                                  For the            For the
                                                Year Ended         Year Ended
                                                 March 31,          March 31,
                                                   1999               1998
                                            ---------------     ---------------
Tax-Free Series:
    Sold:
      Tax Free Shares                          5,341,857,730      5,853,542,023
      Institutional Tax Free Shares            1,008,685,495        730,445,736
    Issued as reinvestment of dividends:
      Tax Free Shares                             23,390,210         20,778,337
      Institutional Tax Free Shares                1,157,547            276,010
    Redeemed:
      Tax Free Shares                         (5,159,012,230)    (5,680,345,603)
      Institutional Tax Free Shares           (1,001,918,560)      (654,038,858)
                                              --------------     --------------
         Net increase                            214,160,192        270,657,645
                                              ==============     ==============

Note 4 -- Net Assets

                                    Prime          Treasury         Tax-Free
                                   Series           Series           Series
                               --------------    ------------    --------------
Paid-in capital                $4,213,671,028    $939,179,715    $1,132,092,030
Undistributed net
  investment income/
    (distribution in excess)            8,345         (44,873)          (55,228)
Undistributed net realized
  gain/(loss) on sales
  of investments                       86,979         127,977           (56,213)
                               --------------    ------------    --------------
                               $4,213,766,352    $939,262,819    $1,131,991,053
                               ==============    ============    ==============


                                                                              29

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FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Report of Independent Accountants

To the Shareholders and Board of Directors of BT Alex. Brown Cash Reserve Fund, Inc.


     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime Series of the BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") at March 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PRICEWATERHOUSECOOPERS LLP
Baltimore, Maryland
April 30, 1999


30

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


FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Directors and Officers

        RICHARD T. HALE                          TRUMAN T. SEMANS
           Chairman                                  Director

       JAMES J. CUNNANE                         CARL W. VOGT, ESQ.
           Director                                  Director

      JOSEPH R. HARDIMAN                            HARRY WOOLF
           Director                                  President

         LOUIS E. LEVY                             AMY M. OLMERT
           Director                                  Secretary

      EUGENE J. MCDONALD                         JOSEPH A. FINELLI
           Director                                  Treasurer

       REBECCA W. RIMEL                           SCOTT J. LIOTTA
           Director                             Assistant Secretary

Investment Objective

A money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.

--------------------------------------------------------------------------------

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                     [LOGO]

                                     Growth

                       Flag Investors Emerging Growth Fund

                       Flag Investors Equity Partners Fund

                        Flag Investors International Fund


                                    Specialty

                       Flag Investors Communications Fund

                   Flag Investors Real Estate Securities Fund


                                    Balanced

                        Flag Investors Value Builder Fund


                                  Fixed Income

                  Flag Investors Short-Intermediate Income Fund

              Flag Investors Total Return U.S. Treasury Fund Shares


                                 Tax-Free Income

                  Flag Investors Managed Municipal Fund Shares


                                  Money Market

                    Flag Investors Cash Reserve Prime Shares

                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG

                                 Distributed by:
                             ICC Distributors, Inc.

--------------------------------------------------------------------------------